Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Telstra Corp. Ltd.	783,777	$2,210,555

Canada — 2.2%
BCE Inc.	59,620	2,940,118
Rogers Communications Inc., Class B, NVS	23,098	1,227,943
Shaw Communications Inc., Class B, NVS	29,511	854,905
TELUS Corp.	88,891	1,993,522
		7,016,488
China — 8.0%
NetEase Inc.	132,100	3,035,817
Tencent Holdings Ltd.	292,100	21,992,931
		25,028,748
Finland — 0.2%
Elisa OYJ	9,931	592,638

France — 1.5%
Orange SA	134,980	1,540,498
Publicis Groupe SA	15,205	973,044
Ubisoft Entertainment SA(a)	5,155	360,168
Vivendi SE	57,059	1,917,132
		4,790,842
Germany — 1.5%
Deutsche Telekom AG, Registered	213,378	4,512,945
United Internet AG, Registered(b)	7,606	311,063
		4,824,008
Italy — 0.1%
Telecom Italia SpA/Milano	767,767	382,016

Japan — 6.4%
Dentsu Group Inc.	16,100	577,632
KDDI Corp.	108,300	3,374,160
Nexon Co. Ltd.	29,900	665,410
Nintendo Co. Ltd.	7,900	4,571,516
Nippon Telegraph & Telephone Corp.	157,100	4,107,408
SoftBank Group Corp.	83,100	5,795,544
Z Holdings Corp.	176,700	884,288
		19,975,958
Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,548,181	1,164,980
Grupo Televisa SAB, CPO	167,324	478,620
		1,643,600
Netherlands — 0.2%
Koninklijke KPN NV	232,654	727,661

Norway — 0.2%
Telenor ASA	42,424	715,483

South Korea — 2.1%
Kakao Corp.	19,891	2,881,063
NAVER Corp.	9,529	3,535,911
		6,416,974
Spain — 1.2%
Cellnex Telecom SA(c)	35,819	2,284,580
Telefonica SA	342,379	1,598,046
		3,882,626
Sweden — 0.6%
Embracer Group AB(a)	20,008	540,983
Tele2 AB, Class B	33,006	450,002
Security	Shares	Value

Sweden (continued)
Telia Co. AB	161,706	$718,211
		1,709,196
Switzerland — 0.3%
Swisscom AG, Registered	1,679	959,361

Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	253,120	1,032,898

United Kingdom — 2.3%
BT Group PLC(a)	578,081	1,553,505
Informa PLC(a)	99,062	688,456
ITV PLC(a)	238,752	414,951
Pearson PLC	49,841	573,965
Vodafone Group PLC	1,766,108	2,960,047
WPP PLC	79,921	1,080,361
		7,271,285
United States — 71.3%
Activision Blizzard Inc.	51,209	4,887,387
Alphabet Inc., Class A(a)	14,676	35,835,710
Alphabet Inc., Class C, NVS(a)	13,891	34,815,291
AT&T Inc.	470,533	13,541,940
Charter Communications Inc., Class A(a)	9,079	6,550,044
Comcast Corp., Class A	248,589	14,174,545
Discovery Inc., Class A(a)	11,116	341,039
Discovery Inc., Class C, NVS(a)	19,800	573,804
DISH Network Corp., Class A(a)	16,376	684,517
Electronic Arts Inc.	18,863	2,713,065
Facebook Inc., Class A(a)	143,015	49,727,746
Fox Corp., Class A, NVS	21,612	802,453
Fox Corp., Class B	9,744	342,989
Interpublic Group of Companies Inc. (The)	25,924	842,271
Live Nation Entertainment Inc.(a)	9,524	834,207
Lumen Technologies Inc.	65,557	890,920
Netflix Inc.(a)	28,790	15,207,166
News Corp., Class A, NVS	25,780	664,351
News Corp., Class B	7,609	185,279
Omnicom Group Inc.	14,175	1,133,858
Take-Two Interactive Software Inc.(a)	7,625	1,349,777
T-Mobile U.S. Inc.(a)	38,619	5,593,190
Twitter Inc.(a)	52,600	3,619,406
Verizon Communications Inc.	245,146	13,735,530
ViacomCBS Inc., Class B, NVS	39,913	1,804,068
Walt Disney Co. (The)(a)	79,447	13,964,399
		224,814,952
Total Common Stocks — 99.6%
(Cost: $237,116,453)		313,995,289

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	390,769	207,282

Total Preferred Stocks — 0.1%
(Cost: $359,193)		207,282

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	39,293	39,316

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	510,000	$510,000
		549,316
Total Short-Term Investments — 0.2%
(Cost: $549,316)		549,316

Total Investments in Securities — 99.9%
(Cost: $238,024,962)		314,751,887

Other Assets, Less Liabilities — 0.1%		472,206

Net Assets—100.0%		$315,224,093

(a)	Non-income producing security.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,744,057	$—		$(2,704,596	)(a)	$(145)	$—	$39,316	39,293	$461	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	173,000	337,000	(a)	—		—	—	510,000	510,000	8		—
						$(145)	$—	$549,316		$469		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	10	09/09/21	$175	$(885)
Euro STOXX 50 Index	3	09/17/21	144	(421)
S&P Communication Services Select Sector E-Mini Index	6	09/17/21	636	11,109
				$9,803

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$233,475,040	$80,520,249	$—	$313,995,289
Preferred Stocks	—	207,282	—	207,282
Money Market Funds	549,316	—	—	549,316
	$234,024,356	$80,727,531	$—	$314,751,887
Derivative financial instruments(a)
Assets
Futures Contracts	$11,109	$—	$—	$11,109
Liabilities
Futures Contracts	(1,306)	—	—	(1,306)
	$9,803	$—	$—	$9,803

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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